LOSS PER SHARE	12 Months Ended
Mar. 31, 2024
Profit or loss [abstract]
LOSS PER SHARE

NOTE 17. LOSS PER SHARE

Basic earnings per share (“EPS”) is calculated by dividing the net loss attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the period.

Diluted EPS is calculated by dividing the net loss attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares. Shares issuable under Pre-Funded Warrants are considered outstanding for this purpose.

The calculation of Basic and Diluted EPS reflects the Pre-Funded Warrants as outstanding shares.

The following table reflects the loss and share data used in the basic and diluted EPS calculations (U.S. Dollars in thousands, except per share amounts):

	Years Ended March 31,
	2024	2023	2022
Numerator (in 000’$)
Net loss attributable to owners of the Company	$(75,339)	$(104,611)	$(16,870)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	19,343	16,119	13,060
Basic and diluted loss per share	$(3.89)	$(6.49)	$(1.29)

The inclusion of the Company’s share purchase warrants (other than Pre-Funded Warrants, as described above), stock options and RSUs in the computation of diluted loss per share would have an anti-dilutive effect on loss per share and are therefore excluded from the computation. Consequently, there is no difference between basic loss per share and diluted loss per share for the years ended March 31, 2024, 2023 and 2022. The following table reflects the Company’s outstanding securities by year that would have an anti-dilutive effect on loss per share and, accordingly, were excluded from the calculation.

	As of March 31,
	2024	2023	2022
Warrants	9,631,580	—	33,888
Stock options	1,805,620	1,963,420	1,151,400
Restricted stock units	369,340	378,740	378,740